General information (Details Text) (Detail) $ / shares in Units, shares in Thousands, R$ in Millions, $ in Millions			12 Months Ended
	Jan. 26, 2018 BRL (R$)	Jan. 26, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares	Mar. 31, 2018
General information (Details Text)
PagSeguro Digital has control of the shares PagSeguro Brazil			99.99%	99.99%
Underwriting discounts and commissions	R$ 137.8	$ 43.8
Other offering expenses	16.7	$ 5.2
PagSeguro Brazil carried out a reverse share split			2:1 shares
Class A common shares
General information (Details Text)
Global offering of shares		121,193,388
Class A common shares | Shares offered by PagSeguro Digital
General information (Details Text)
Global offering of shares		50,925,642
Initial offer price per share | $ / shares		$ 21.50
Net proceeds from issuance of new shares	3,289.8	$ 1,046.0
Gross proceeds received from issuance of new shares	R$ 3,444.2	$ 1,095.2
Class A common shares | Shares were offered by the controlling shareholder UOL
General information (Details Text)
Global offering of shares		70,267,746
Common shares | Share capital previously represented
General information (Details Text)
Increase (decrease) in number of shares outstanding			524,577,214
Common shares | Was reduced
General information (Details Text)
Increase (decrease) in number of shares outstanding			262,288,607